11. BORROWINGS, FINANCING AND DEBENTURES (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Borrowings Financing And Debentures Details 2
New funding transactions and amortization, beginning		R$ 30,441,018	R$ 34,282,515
Funding Transactions		538,771	30,034
Forfaiting funding / Drawee Risk			78,240
Repayment		(1,528,023)	(695,938)
Payments - Forfaiting / Drawee Risk			(407,155)
Payment of interest and other charges		(2,634,931)	(3,044,342)
Payment of interest and other charges - Forfaiting / Drawee			(5,694)
Provision of interest and other charges		2,438,555	3,156,120
Provision of charges - Forfaiting / Drawee Risk			4,237
Others	[1]	255,454	(2,956,999)
New funding transactions and amortization, ending		R$ 29,510,844	R$ 30,441,018

[1]	Includes unrealized monetary and foreign exchange variations.